[On Chapman and Cutler LLP Letterhead]

November 6, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Amplify ETF Trust
Registration Statement on Form 8-A

Ladies and Gentlemen:

On behalf of the Amplify Pure Junior Gold Miners ETF (the “Fund”), a series of the Amplify ETF Trust (the “Trust”), we enclose herewith for filing pursuant to Section 12(b) of the Securities Exchange Act of 1934, as amended, a Registration Statement of the Trust on Form 8-A covering the Fund’s common shares of beneficial interest $0.01 par value per share (the “Shares”).

On August 21, 2020, on behalf of the Fund, the Trust filed with the Securities and Exchange Commission an amended Registration Statement on Form N-1A (Registration Nos. 333-207937 and 811-23108) to register the Shares under the Securities Act of 1933, as amended.

The Shares are being listed on NYSE Arca, Inc. and, accordingly, a copy of the Preliminary Prospectus which contains a description of the Shares has been transmitted for filing with NYSE Arca, Inc.

If you have any questions concerning this filing or require any additional information, please contact me at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By	/s/ Walter L. Draney
Walter L. Draney

Enclosure